CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 158,752	$ 937,781	$ 1,243,638
Expenses
Advertising and promotion	14,647	82,907	212,930
Audit and legal	60,973	82,014	84,354
Consulting fees	30,062	90,000	90,000
Depreciation	(4,854)	7,776	15,216
Directors' remuneration	0	12,000	12,000
Office and miscellaneous	50,551	72,142	82,316
Printing	1,408	8,068	17,579
Provision for bad and doubtful debts	0	51,112	(30,472)
Rent and operating	44,692	145,356	139,509
Salaries and benefits	150,922	491,519	695,639
Seminar operating expense	0	0	620
Stock based compensation	(74,955)	25,841	59,404
Telephone	3,795	13,747	18,808
Travel and entertainment	23,809	113,293	215,379
Operating Expenses, Total	(301,050)	(1,195,775)	(1,613,282)
Other income (loss)
Interest and sundry income	2,446	20,390	37,775
Gain (loss) on available-for-sale securities	0	6,451	50,193
Foreign exchange gain (loss) and other losses	(85,799)	(89,108)	35,294
Equity pick up	(3,896)	(197,276)	166,735
Imputed interest income	45,766	0	0
Gain (loss) on disposal of subsidiaries [note 3]	(422,565)	0	0
Other income (loss), net	(464,048)	(259,543)	289,997
Loss before income taxes	(606,346)	(517,537)	(79,647)
Deferred tax recovery (expense)	0	(3,857)	(49,284)
Net loss for the year	(606,346)	(521,394)	(128,931)
Other comprehensive income (loss)
Unrealized gain or loss on available -for-sale securities	0	(45,536)	22,309
Currency translation adjustments	0	1,216	13,359
Comprehensive income (loss)	(606,346)	(44,320)	35,668
Net income (loss) attributable to:
Common stockholders	(595,994)	(490,238)	(85,088)
Non-controlling interests	(10,352)	(31,156)	(43,843)
Net income (loss) for the year	(606,346)	(521,394)	(128,931)
Net comprehensive income (loss) attributable to:
Common stockholders	(595,994)	(535,774)	(49,722)
Non-controlling interests	(10,352)	(29,940)	(43,541)
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ (606,346)	$ (565,714)	$ (93,263)
Earning (loss) per share - basic (in dollars per share)	$ (0.05)	$ (0.05)	$ (0.01)
Earning (loss) per share - diluted (in dollars per share)	$ (0.05)	$ (0.05)	$ (0.01)
Weighted average number of common shares outstanding
- basic (in shares)	10,950,000	10,950,000	10,950,000
- diluted (in shares)	10,950,000	10,950,000	10,950,000